Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (GE Money Japan Narrative) (Details) ¥ in Millions, $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2008 JPY (¥)	Sep. 30, 2008 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 26, 2014 JPY (¥)	Feb. 26, 2014 USD ($)
Financial Information For Discontinued Operations
Gain (loss) on disposal of discontinued operations											$ 15	$ (1,781)	$ (595)
Losses from discontinued operations, net of tax	$ 634	$ 706	$ 661	$ 698	$ (1,345)	$ 918	$ 761	$ 810			2,699	1,144	1,829
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax											14	(2,027)	(792)
Earnings (loss) from discontinued operations, net of taxes											2,699	1,144	1,829
GE Money Japan [Member]
Financial Information For Discontinued Operations
Liability For Reimbursement Of Claims In Excess Of Statutory Interest Rate									¥ 258,000	$ 3,000		1,836
Losses from discontinued operations, net of tax											$ 59	$ (1,636)	$ (649)
Buyout Payment To Extinguish Obligation Under Sale Agreement														¥ 175,000	$ 1,700